GOODWILL (Tables)	12 Months Ended
Jun. 27, 2012
Changes In Carrying Amount Of Goodwill

The changes in the carrying amount of goodwill for the fiscal years ended June 27, 2012 and June 29, 2011 are as follows (in thousands):

	2012	2011
Balance at beginning of year:
Goodwill	$186,923	$186,923
Accumulated impairment losses(a)	(62,834)	(62,834)

	124,089	124,089

Changes in goodwill:
Additions(b)	1,515	0
Balance at end of year:
Goodwill	188,438	186,923
Accumulated impairment losses	(62,834)	(62,834)

	$125,604	$124,089

(a)	The impairment losses recorded in prior years are related to restaurant brands that we no longer own.
(b)	Additions reflect goodwill acquired as a result of the purchase of restaurants from a franchisee.